Share capital and other reserves - Treasury shares (Details) kr / shares in Units, $ / shares in Units, $ in Thousands, kr in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 NOK (kr) kr / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 NOK (kr) kr / shares shares	Apr. 08, 2025 USD ($) shares	Dec. 08, 2021 USD ($) shares
Share capital and other reserves
Balance as at 1 January	$ 48,387
Purchases of treasury shares	2,739		$ 100	$ 23,698
Balance as at 31 December	$ 50,372		$ 48,387
Shares outstanding | shares				140,000,000	140,000,000
Treasury shares
Share capital and other reserves
Balance as at 1 January | shares	7,743,000	7,743,000	8,926,000	8,558,000	8,558,000
Transfer of treasury shares | shares	(120,000)	(120,000)	(1,192,000)	(471,000)	(471,000)
Purchases of treasury shares | shares	316,437	316,437	9,000	2,777,784	2,777,784
Cancellation of treasury shares | shares				(1,938,999)	(1,938,999)
Balance as at 31 December | shares	7,939,000	7,939,000	7,743,000	8,926,000	8,926,000
Balance as at 1 January	$ 48,387		$ 56,438	$ 47,631
Transfer of treasury shares	(754)		(8,151)	(2,676)
Purchases of treasury shares	2,700	kr 29.9	100	23,700	kr 246.1
Cancellation of treasury shares				(12,215)
Balance as at 31 December	$ 50,372		$ 48,387	$ 56,438
Share buy-back programme, authorised shares | shares						3,000,000	10,000,000
Share buy-back programme, authorised value						$ 20,000	$ 50,000
Share buy back price | (per share)	$ 8.63	kr 94.48		$ 8.53	kr 88.59